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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:        10/31

Date of reporting period:       7/31/15

Item 1. Schedule of Investments.

Invesco Charter Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	CHT-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.83%

Advertising–1.30%

Publicis Groupe S.A. (France)	871,895	$66,011,090

Aerospace & Defense–0.74%

Precision Castparts Corp.	192,336	37,490,133

Apparel, Accessories & Luxury Goods–2.49%

LVMH Moet Hennessy Louis Vuitton S.E. (France)	359,197	67,336,054
PVH Corp.	512,982	59,526,431
		126,862,485

Asset Management & Custody Banks–1.80%

Northern Trust Corp.	1,199,955	91,784,558

Auto Parts & Equipment–1.16%

Johnson Controls, Inc.	1,295,872	59,039,928

Biotechnology–2.20%

Celgene Corp. (b)	854,424	112,143,150

Brewers–0.76%

Molson Coors Brewing Co. -Class B	544,529	38,737,793

Cable & Satellite–1.53%

Comcast Corp. -Class A	1,250,008	78,012,999

Casinos & Gaming–1.04%

Las Vegas Sands Corp.	944,881	52,951,131

Communications Equipment–5.29%

Cisco Systems, Inc.	2,706,213	76,910,573
F5 Networks, Inc. (b)	593,842	79,657,966
QUALCOMM, Inc.	1,747,203	112,502,401
		269,070,940

Consumer Finance–2.86%

American Express Co.	1,912,875	145,493,272

Department Stores–1.28%

Macy’s, Inc.	945,563	65,300,581

Distillers & Vintners–1.10%

Diageo PLC (United Kingdom)	2,002,419	56,171,187

Diversified Banks–3.25%

Svenska Handelsbanken AB -Class A (Sweden)	4,468,230	68,243,172
U.S. Bancorp	2,145,476	96,996,970
		165,240,142

Electric Utilities–1.01%

Duke Energy Corp.	689,344	51,163,112

	Shares	Value

Electrical Components & Equipment–1.56%

Eaton Corp. PLC	1,309,092	$79,304,793

Electronic Manufacturing Services–2.07%

TE Connectivity Ltd. (Switzerland)	1,724,659	105,066,226

Health Care Facilities–1.77%

HCA Holdings, Inc. (b)	968,457	90,076,186

Health Care Services–1.93%

Express Scripts Holding Co. (b)	1,087,916	97,988,594

Heavy Electrical Equipment–1.63%

ABB Ltd. (Switzerland)	4,092,888	83,171,213

Home Improvement Retail–1.06%

Lowe’s Cos., Inc.	778,085	53,967,976

Hypermarkets & Super Centers–0.77%

Wal-Mart Stores, Inc.	546,055	39,305,039

Industrial Conglomerates–1.77%

General Electric Co.	3,456,128	90,204,941

Industrial Machinery–4.28%

FANUC Corp. (Japan)	121,200	20,276,891
Illinois Tool Works Inc.	528,458	47,281,137
Sandvik AB (Sweden)	5,704,545	57,656,396
Stanley Black & Decker Inc.	875,884	92,397,003
		217,611,427

Insurance Brokers–2.16%

Marsh & McLennan Cos., Inc.	1,897,084	109,917,047

Internet Software & Services–0.98%

Google Inc. -Class C (b)	79,678	49,847,354

Investment Banking & Brokerage–1.75%

Charles Schwab Corp. (The)	2,545,828	88,798,481

IT Consulting & Other Services–1.96%

International Business Machines Corp.	615,275	99,668,397

Life Sciences Tools & Services–1.23%

Thermo Fisher Scientific, Inc.	446,911	62,357,492

Movies & Entertainment–1.40%

Twenty-First Century Fox, Inc. -Class A	2,072,066	71,465,556

Multi-Sector Holdings–2.23%

Berkshire Hathaway Inc. -Class A (b)	529	113,206,000

Oil & Gas Equipment & Services–1.10%

Halliburton Co.	1,343,444	56,142,525

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Oil & Gas Exploration & Production–4.32%

Anadarko Petroleum Corp.	410,604	$30,528,407
Cabot Oil & Gas Corp.	2,127,963	55,667,512
Concho Resources Inc. (b)	582,687	62,091,127
EOG Resources, Inc.	928,025	71,634,250
		219,921,296

Packaged Foods & Meats–1.26%

Danone (France)	942,380	63,844,321

Pharmaceuticals–14.73%

AbbVie Inc.	1,885,721	132,019,327
Allergan PLC (b)	303,568	100,526,543
Eli Lilly and Co.	1,109,551	93,768,155
Merck & Co., Inc.	1,376,792	81,175,657
Mylan N.V. (b)	387,589	21,701,108
Roche Holding AG (Switzerland)	371,024	107,197,514
Shire PLC -ADR (Ireland)	363,353	96,946,214
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,685,047	116,301,944
		749,636,462

Property & Casualty Insurance–4.90%

Allstate Corp. (The)	1,005,549	69,332,604
Progressive Corp. (The)	5,898,001	179,889,030
		249,221,634

Semiconductor Equipment–1.22%

Applied Materials, Inc.	3,563,013	61,853,906

Semiconductors–4.55%

Analog Devices, Inc.	2,237,690	130,524,458

	Shares	Value

Semiconductors–(continued)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	$100,721,106
		231,245,564

Systems Software–2.66%

Microsoft Corp.	1,604,663	74,937,762
Oracle Corp.	1,512,918	60,425,945
		135,363,707

Technology Hardware, Storage & Peripherals–2.21%

EMC Corp.	4,184,724	112,527,228

Wireless Telecommunication Services–1.52%

Vodafone Group PLC -ADR (United Kingdom)	2,046,454	77,315,032
Total Common Stocks & Other Equity Interests (Cost $3,580,622,840)		4,824,500,898

Money Market Funds–4.50%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	114,435,348	114,435,348
Premier Portfolio –Institutional Class, 0.07% (c)	114,435,348	114,435,348
Total Money Market Funds (Cost $228,870,696)		228,870,696
TOTAL INVESTMENTS–99.33% (Cost $3,809,493,536)		5,053,371,594
OTHER ASSETS LESS LIABILITIES–0.67%		34,185,723
NET ASSETS–100.00%		$5,087,557,317

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Charter Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $387,560,191, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,807,959,238	$245,412,356	$—	$5,053,371,594

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $1,871,473,648 and $1,858,587,305, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,318,172,314
Aggregate unrealized (depreciation) of investment securities	(80,094,706)
Net unrealized appreciation of investment securities	$1,238,077,608
Cost of investments for tax purposes is $3,815,293,986.

Invesco Charter Fund

Invesco Diversified Dividend Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	DDI-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.68%

Aerospace & Defense–3.49%

General Dynamics Corp.	1,477,053	$220,243,373
Raytheon Co.	1,637,862	178,674,365
		398,917,738

Air Freight & Logistics–0.77%

United Parcel Service, Inc. -Class B	854,248	87,440,825

Apparel Retail–0.91%

Guess?, Inc.	1,350,091	29,553,492
TJX Cos., Inc. (The)	1,059,081	73,945,035
		103,498,527

Apparel, Accessories & Luxury Goods–1.68%

Coach, Inc.	2,614,106	81,560,107
Columbia Sportswear Co.	1,543,060	110,390,513
		191,950,620

Asset Management & Custody Banks–2.11%

Federated Investors, Inc. -Class B	3,886,719	131,021,298
Legg Mason, Inc.	2,216,160	109,345,334
		240,366,632

Auto Parts & Equipment–0.78%

Johnson Controls, Inc.	1,954,417	89,043,239

Brewers–2.30%

Heineken N.V. (Netherlands)	3,329,714	262,331,078

Building Products–1.18%

Masco Corp.	5,124,864	135,245,161

Construction Machinery & Heavy Trucks–0.94%

Joy Global Inc.	4,053,723	107,058,824

Data Processing & Outsourced Services–0.90%

Automatic Data Processing, Inc.	1,288,355	102,772,078

Department Stores–1.04%

Marks & Spencer Group PLC (United Kingdom)	13,916,927	118,225,742

Drug Retail–2.34%

Walgreens Boots Alliance, Inc.	2,762,502	266,940,568

Electric Utilities–7.71%

American Electric Power Co., Inc.	2,283,990	129,205,314
Duke Energy Corp.	2,088,313	154,994,591
Entergy Corp.	1,014,147	72,024,720
Exelon Corp.	5,913,096	189,751,251
Pepco Holdings, Inc.	5,326,923	142,122,306
PPL Corp.	6,015,618	191,356,808
		879,454,990

	Shares	Value

Food Distributors–1.54%

Sysco Corp.	4,834,420	$175,537,790

Gas Utilities–0.90%

AGL Resources Inc.	2,129,597	102,391,024

General Merchandise Stores–1.86%

Target Corp.	2,589,296	211,933,878

Health Care Equipment–1.27%

Stryker Corp.	1,414,917	144,703,562

Heavy Electrical Equipment–1.12%

ABB Ltd. (Switzerland)	6,278,407	127,582,950

Homebuilding–0.07%

TopBuild Corp. (b)	264,669	7,611,890

Hotels, Resorts & Cruise Lines–1.11%

Accor S.A. (France)	2,587,685	126,957,221

Household Products–2.91%

Kimberly-Clark Corp.	1,476,396	169,741,248
Procter & Gamble Co. (The)	2,113,524	162,107,291
		331,848,539

Housewares & Specialties–1.87%

Newell Rubbermaid Inc.	4,946,403	214,080,322

Industrial Machinery–0.67%

Pentair PLC (United Kingdom)	1,252,225	76,147,802

Integrated Oil & Gas–3.48%

Royal Dutch Shell PLC -Class B (United Kingdom)	4,515,379	131,187,871
Suncor Energy, Inc. (Canada)	3,164,894	89,126,047
TOTAL S.A. (France)	3,579,985	177,214,144
		397,528,062

Integrated Telecommunication Services–3.27%

AT&T Inc.	6,995,102	243,009,844

Deutsche Telekom AG (Germany)	7,193,355	129,950,763
		372,960,607

Investment Banking & Brokerage–1.28%

Charles Schwab Corp. (The)	4,193,110	146,255,677

Life & Health Insurance–2.37%

Lincoln National Corp.	1,380,006	77,721,938
StanCorp Financial Group, Inc.	1,689,665	192,655,603
		270,377,541

Motorcycle Manufacturers–0.28%

Harley-Davidson, Inc.	552,997	32,239,725

Movies & Entertainment–1.02%

Time Warner Inc.	1,321,304	116,327,604

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Multi-Line Insurance–1.19%

Hartford Financial Services Group, Inc. (The)	2,852,039	$135,614,454

Multi-Utilities–2.94%

Consolidated Edison, Inc.	2,616,360	166,374,333
Dominion Resources, Inc.	1,148,589	82,353,831
Sempra Energy	853,641	86,883,581
		335,611,745

Oil & Gas Drilling–0.88%

Nabors Industries Ltd.	8,677,097	100,741,096

Oil & Gas Equipment & Services–1.04%

Baker Hughes Inc.	2,043,058	118,803,823

Packaged Foods & Meats–10.10%

Campbell Soup Co.	6,145,889	303,053,787
General Mills, Inc.	6,741,173	392,403,680
Kraft Heinz Co. (The)	3,249,466	258,235,063
Mead Johnson Nutrition Co.	669,296	59,159,073
Mondelez International Inc. -Class A	3,091,600	139,523,908
		1,152,375,511

Paper Packaging–1.15%

Avery Dennison Corp.	1,152,098	70,105,163
Sonoco Products Co.	1,481,712	61,165,072
		131,270,235

Paper Products–0.47%

International Paper Co.	1,123,538	53,783,764

Personal Products–0.71%

L’Oreal S.A. (France)	434,590	81,302,389

Pharmaceuticals–4.51%

Bristol-Myers Squibb Co.	1,441,930	94,648,285
Eli Lilly and Co.	2,793,725	236,097,700
Johnson & Johnson	1,307,753	131,049,928
Novartis AG (Switzerland)	508,313	52,830,875
		514,626,788

Property & Casualty Insurance–0.79%

Travelers Cos., Inc. (The)	849,131	90,109,782

Regional Banks–6.39%

Cullen/Frost Bankers, Inc.	545,222	39,501,334
Fifth Third Bancorp	4,228,748	89,099,720
KeyCorp	13,290,624	197,232,860
M&T Bank Corp.	815,867	107,000,957
SunTrust Banks, Inc.	1,907,640	84,584,758
Zions Bancorp.	6,787,136	211,690,772
		729,110,401

Restaurants–1.77%

Darden Restaurants, Inc.	2,737,735	201,935,334

Semiconductors–1.04%

Linear Technology Corp.	2,200,517	90,221,197
Texas Instruments Inc.	566,461	28,311,721
		118,532,918

	Shares	Value

Soft Drinks–2.25%

Coca-Cola Co. (The)	6,252,155	$256,838,527

Specialized REIT’s–0.49%

Weyerhaeuser Co.	1,829,808	56,156,808

Systems Software–0.36%

Microsoft Corp.	886,640	41,406,088

Thrifts & Mortgage Finance–1.32%

Hudson City Bancorp, Inc.	14,655,667	151,099,927

Tobacco–2.11%

Altria Group, Inc.	2,218,194	120,625,390
Philip Morris International Inc.	1,402,218	119,931,705
		240,557,095
Total Common Stocks & Other Equity Interests (Cost $7,239,267,527)		10,347,606,901

Money Market Funds–9.07%

Liquid Assets Portfolio –Institutional Class, 0.11% (c)	517,347,464	517,347,464
Premier Portfolio –Institutional Class, 0.07% (c)	517,347,463	517,347,463
Total Money Market Funds (Cost $1,034,694,927)		1,034,694,927
TOTAL INVESTMENTS–99.75% (Cost $8,273,962,454)		11,382,301,828
OTHER ASSETS LESS LIABILITIES–0.25%		28,412,258
NET ASSETS–100.00%		$11,410,714,086

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2015, there were transfers from Level 2 to Level 1 of $1,207,583,033, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$11,382,301,828	$—	$—	$11,382,301,828
Forward Foreign Currency Contracts*	—	1,027,921	—	1,027,921
Total Investments	$11,382,301,828	$1,027,921	$—	$11,383,329,749

     * Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
09/18/15	Citigroup Global Markets Inc.	EUR	164,668,592	USD	181,477,962	$180,969,082	$508,880
09/18/15	Deutsche Bank Securities Inc.	EUR	172,994,558	USD	190,638,273	190,119,232	519,041
Total Forward Foreign Currency Contracts - Currency Risk							$1,027,921

   Currency Abbreviations:

   EUR    —   Euro

   USD    —   U.S. Dollar

Invesco Diversified Dividend Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $1,053,109,152 and $911,039,826, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,325,053,634
Aggregate unrealized (depreciation) of investment securities	(216,785,375)
Net unrealized appreciation of investment securities	$3,108,268,259
Cost of investments for tax purposes is $8,274,033,569.

Invesco Diversified Dividend Fund

Invesco Summit Fund Quarterly Schedule of Portfolio Holdings July 31, 2015

invesco.com/us	SUM-QTR-1 07/15	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.52%

Advertising–0.93%

Interpublic Group of Cos., Inc. (The)	847,213	$18,045,637

Aerospace & Defense–1.55%

B/E Aerospace, Inc.	184,612	8,992,450
Honeywell International Inc.	198,737	20,877,322
		29,869,772

Agricultural Products–0.74%

Archer-Daniels-Midland Co.	303,227	14,379,024

Airlines–0.69%

Delta Air Lines, Inc.	299,386	13,274,775

Application Software–3.04%

Autodesk, Inc. (b)	105,774	5,350,049
Monitise PLC (United Kingdom)(b)(c)	29,724,950	2,335,993
salesforce.com, inc. (b)	695,420	50,974,286
		58,660,328

Automotive Retail–0.57%

Advance Auto Parts, Inc.	62,897	10,957,286

Biotechnology–11.99%

Alexion Pharmaceuticals, Inc. (b)	50,563	9,983,159
Alkermes PLC (b)	462,537	32,386,841
Amgen Inc.	112,609	19,885,623
Biogen Inc. (b)	108,401	34,556,071
Celgene Corp. (b)	432,461	56,760,506
Gilead Sciences, Inc.	487,708	57,481,265
Vertex Pharmaceuticals Inc. (b)	150,398	20,303,730
		231,357,195

Broadcasting–0.60%

CBS Corp. -Class B	216,854	11,595,183

Cable & Satellite–3.60%

Comcast Corp. -Class A	229,716	14,336,576
DISH Network Corp. -Class A (b)	468,662	30,280,252
Time Warner Cable Inc.	130,918	24,875,729
		69,492,557

Commodity Chemicals–0.18%

LyondellBasell Industries N.V. -Class A	37,486	3,517,311

Communications Equipment–1.51%

Cisco Systems, Inc.	651,958	18,528,646
Palo Alto Networks, Inc. (b)	56,740	10,543,994
		29,072,640

Computer & Electronics Retail–0.88%

GameStop Corp. -Class A (c)	368,693	16,904,574

	Shares	Value

Construction & Engineering–0.25%

Quanta Services, Inc. (b)	175,609	$4,850,321

Construction Materials–0.32%

Vulcan Materials Co.	67,277	6,123,553

Consumer Electronics–1.94%

Harman International Industries, Inc.	131,717	14,180,652
Sony Corp. (Japan)	817,900	23,204,307
		37,384,959

Consumer Finance–0.51%

Capital One Financial Corp.	120,944	9,832,747

Data Processing & Outsourced Services–4.16%

MasterCard, Inc. -Class A	161,229	15,703,705
Visa Inc. -Class A	856,512	64,529,614
		80,233,319

Diversified Support Services–0.95%

Mobile Mini, Inc.	492,970	18,303,976

Drug Retail–1.25%

CVS Health Corp.	215,143	24,197,133

Electrical Components & Equipment–1.44%

AMETEK, Inc.	523,712	27,782,922

Environmental & Facilities Services–0.59%

Waste Connections, Inc.	226,882	11,373,595

Fertilizers & Agricultural Chemicals–1.05%

Monsanto Co.	198,787	20,254,407

Food Retail–1.99%

Kroger Co. (The)	980,788	38,486,121

General Merchandise Stores–0.15%

Dollar Tree, Inc. (b)	37,377	2,916,527

Health Care Equipment–1.24%

Boston Scientific Corp. (b)	814,327	14,120,430
Medtronic PLC	124,398	9,751,559
		23,871,989

Health Care Facilities–1.33%

HCA Holdings, Inc. (b)	276,233	25,692,431

Home Entertainment Software–0.61%

Electronic Arts Inc. (b)	164,078	11,739,781

Home Improvement Retail–2.13%

Lowe’s Cos., Inc.	591,573	41,031,503

Homebuilding–1.13%

Lennar Corp. -Class A	367,453	19,489,707

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Homebuilding–(continued)

Taylor Morrison Home Corp. -Class A (b)	118,894	$2,288,710
		21,778,417

Hotels, Resorts & Cruise Lines–2.74%

Carnival Corp.	516,595	27,529,348
Norwegian Cruise Line Holdings Ltd. (b)	87,610	5,468,616
Royal Caribbean Cruises Ltd.	220,053	19,771,762
		52,769,726

Household Appliances–1.09%

Whirlpool Corp.	118,100	20,989,913

Industrial Conglomerates–0.59%

Danaher Corp.	123,672	11,323,408

Industrial Gases–0.41%

Praxair, Inc.	69,696	7,955,101

Integrated Telecommunication Services–1.05%

Koninklijke KPN N.V. (Netherlands) (c)	5,112,154	20,211,003

Internet Retail–4.90%

Amazon.com, Inc. (b)	104,932	56,259,292
Netflix Inc. (b)	91,087	10,412,155
Priceline Group Inc. (The) (b)	22,356	27,801,251
		94,472,698

Internet Software & Services–9.72%

Alibaba Group Holding Ltd. -ADR (China)(b)	199,647	15,640,346
Baidu, Inc. -ADR (China)(b)	36,731	6,341,974
Facebook Inc. -Class A (b)	853,582	80,245,244
Google Inc. -Class A (b)	23,863	15,689,923
Google Inc. -Class C (b)	87,880	54,978,607
LinkedIn Corp. -Class A (b)	71,755	14,584,921
		187,481,015

Investment Banking & Brokerage–2.70%

Charles Schwab Corp. (The)	1,065,514	37,165,129
Lazard Ltd. -Class A	269,803	14,949,784
		52,114,913

Leisure Products–0.55%

Brunswick Corp.	199,411	10,586,730

Life Sciences Tools & Services–0.53%

Thermo Fisher Scientific, Inc.	73,618	10,271,920

Managed Health Care–0.66%

UnitedHealth Group Inc.	105,655	12,826,517

Oil & Gas Exploration & Production–2.26%

Cimarex Energy Co.	107,215	11,163,226
Devon Energy Corp.	353,428	17,466,412
Laredo Petroleum Inc. (b)(c)	133,165	1,141,224
Pioneer Natural Resources Co.	96,990	12,295,422
Whiting Petroleum Corp. (b)	78,450	1,607,441
		43,673,725

	Shares	Value

Packaged Foods & Meats–2.16%

Blue Buffalo Pet Products, Inc. (b)	172,762	$4,826,970
Mead Johnson Nutrition Co.	69,005	6,099,352
Mondelez International Inc. -Class A	680,366	30,704,918
		41,631,240

Personal Products–0.57%

Estee Lauder Cos. Inc. (The) -Class A	124,490	11,093,304

Pharmaceuticals–4.10%

Allergan PLC (b)	186,112	61,630,989

Bristol-Myers Squibb Co.	264,713	17,375,761
		79,006,750

Regional Banks–0.79%

First Republic Bank	238,093	15,187,952

Restaurants–0.33%

Papa John’s International, Inc.	84,168	6,359,734

Semiconductors–4.52%

Avago Technologies Ltd. (Singapore)	160,827	20,125,891
NXP Semiconductors N.V. (Netherlands)(b)	431,225	41,824,513
ON Semiconductor Corp. (b)	899,276	9,550,311
Skyworks Solutions, Inc.	165,082	15,793,395
		87,294,110

Soft Drinks–1.94%

Monster Beverage Corp. (b)	243,305	37,359,483

Specialized Finance–1.85%

Intercontinental Exchange, Inc.	56,963	12,989,843
McGraw Hill Financial, Inc.	222,296	22,618,618
		35,608,461

Systems Software–1.70%

ServiceNow, Inc. (b)	408,548	32,888,114

Technology Hardware, Storage & Peripherals–5.03%

Apple Inc.	799,863	97,023,382

Trucking–0.85%

Old Dominion Freight Line, Inc. (b)	223,000	16,312,450

Wireless Telecommunication Services–1.16%

SBA Communications Corp. -Class A (b)	91,962	11,101,653
Sprint Corp. (b)(c)	3,356,854	11,312,598
		22,414,251
Total Common Stocks & Other Equity Interests (Cost $1,293,840,629)		1,919,835,883

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Money Market Funds–1.23%

Liquid Assets Portfolio –Institutional Class, 0.11% (d)	11,824,575	$11,824,575

Premier Portfolio –Institutional Class, 0.07% (d)	11,824,575	11,824,575
Total Money Market Funds (Cost $23,649,150)		23,649,150
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.75% (Cost $1,317,489,779)		1,943,485,033

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.90%

Liquid Assets Portfolio –Institutional Class, 0.11% (Cost $36,741,046)(d)(e)	36,741,046	$36,741,046
TOTAL INVESTMENTS–102.65% (Cost $1,354,230,825)		1,980,226,079
OTHER ASSETS LESS LIABILITIES–(2.65)%		(51,210,422)
NET ASSETS–100.00%		$1,929,015,657

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

(e)

The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$35,306,992	$(35,306,992)	$—

  *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Summit Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Summit Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Summit Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,954,685,779	$25,540,300	$—	$1,980,226,079

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2015 was $740,933,238 and $856,990,106, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$690,916,662
Aggregate unrealized (depreciation) of investment securities	(66,165,894)
Net unrealized appreciation of investment securities	$624,750,768
Cost of investments for tax purposes is $1,355,475,311.

Invesco Summit Fund

Item 2.	Controls and Procedures.

(a)	As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.